Share-based Compensation - Summary of Non-vested Restricted Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Numbers of non-vested restricted shares, Beginning Balance	1,112,001	693,333
Numbers of non-vested restricted shares, Granted	171,000	757,000
Numbers of non-vested restricted shares, Vested	(539,733)	(338,332)
Numbers of non-vested restricted shares, Ending Balance	743,268	1,112,001
Weighted average grant date fair value, Beginning Balance	$ 15.13	$ 2.57
Weighted average grant date fair value, Granted	27.55	20.73
Weighted average grant date fair value, Vested	8.97	1.95
Weighted average grant date fair value, Ending Balance	$ 22.45	$ 15.13